Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Depreciation Charged on Estimated Useful Lives of Equipment	Depreciation is charged over the estimated useful lives using the declining balance method as follows:
Computer equipment	55%
Other equipment	20%
Depreciation is charged over the estimated useful lives using the declining balance method as follows:
Computer equipment	55%
Other equipment	20%